ACQUISITIONS - Saeta Yield (Details) - Saeta Yield $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Jun. 12, 2018 USD ($)	Jun. 08, 2018	Feb. 07, 2018 MWh € / shares
Disclosure of detailed information about business combination [line items]
Percentage of outstanding shares acquired				100.00%
tender offer per share value | € / shares				€ 12.20
Acquisition of controlling interests, percent			95.00%
Aggregate capacity | MWh				1,000
Consideration transferred, acquisition-date fair value		$ 1,100.0
Contingent consideration recognised as of acquisition date		$ 54.6
Revenue of acquirees as if combination occurred at beginning of period	$ 407.0
Top of range
Disclosure of detailed information about business combination [line items]
Acquisition of controlling interests, percent		95.28%
Bottom of range
Disclosure of detailed information about business combination [line items]
Percentage of remaining shares		4.72%